UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	09/30/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

The Prudential Investment Portfolios, Inc. JennisonDryden Conservative Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
Mutual Funds
Dryden Government Income Fund, Inc. (Class Z)	238,738	$2,165,350
Dryden High Yield Fund, Inc. (Class Z)	81,753	485,614
Dryden International Equity Fund (Class Z)	193,117	1,241,744
Dryden Large-Cap Core Equity Fund (Class Z)	60,091	677,224
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	165,178	1,859,909
Dryden Ultra Short Bond Fund (Class Z)	221,177	2,143,202
Jennison 20/20 Focus Fund (Class Z)	51,798	654,727
Jennison Equity Opportunity Fund (Class Z)	36,800	664,602
Jennison Growth Fund (Class Z)	79,623	1,160,110
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	21,314	372,564
Jennison Value Fund (Class Z)	31,730	571,457

Total long - term investments
(cost $11,484,077)		11,996,503

SHORT-TERM INVESTMENT — 2.0%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $246,844)	246,844	246,844

TOTAL INVESTMENTS — 100.6%
(cost $11,730,921(a))		12,243,347
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(70,537)

NET ASSETS — 100.0%		$12,172,810

(a)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
11,733,650	$560,807	$51,110	$509,697

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc. JennisonDryden Growth Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
Mutual Funds
Dryden International Equity Fund (Class Z)	649,629	$4,177,116
Dryden Large-Cap Core Equity Fund (Class Z)	136,440	1,537,680
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	86,297	1,422,168
Dryden Total Return Bond Fund, Inc. (Class Z)	64,773	837,513
Jennison 20/20 Focus Fund (Class Z)	112,587	1,423,103
Jennison Equity Opportunity Fund (Class Z)	90,052	1,626,339
Jennison Growth Fund (Class Z)	200,401	2,919,838
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	45,678	798,444
Jennison Value Fund (Class Z)	47,660	858,348

Total long-term investments
(cost $14,026,012)		15,600,549

SHORT-TERM INVESTMENT — 1.6%
Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $257,720)	257,720	257,720

TOTAL INVESTMENTS — 100.4%
(cost $14,283,732(a))		15,858,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(61,421)

NET ASSETS — 100.0%		$15,796,848

(a)	The United States federal income tax basis of the Fund’s investments and unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$14,298,222	$1,560,047	$—	$1,560,047

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc. JennisonDryden Moderate Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
MUTUAL FUNDS
Dryden Government Income Fund, Inc. (Class Z)	488,702	$4,432,526
Dryden High Yield Fund, Inc. (Class Z)	291,561	1,731,874
Dryden International Equity Fund (Class Z)	979,801	6,300,120
Dryden Large-Cap Core Equity Fund (Class Z)	240,733	2,713,060
Dryden Short-Term Corporate Bond Fund (Class Z)	272,273	3,065,790
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	62,562	1,031,024
Dryden Ultra Short Bond Fund (Class Z)	123,212	1,193,923
Jennison 20/20 Focus Fund (Class Z)	220,039	2,781,295
Jennison Equity Opportunity Fund (Class Z)	159,808	2,886,138
Jennison Growth Fund (Class Z)	345,389	5,032,313
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	59,183	1,034,514
Jennison Value Fund (Class Z)	103,508	1,864,178

Total long-term investments
(cost $31,675,137)		34,066,755

SHORT-TERM INVESTMENT — 1.9%
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (cost $657,814)	657,814	657,814

TOTAL INVESTMENTS — 99.6%
(cost $32,332,951(a))		34,724,569
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		133,203

NET ASSETS — 100.0%		34,857,772

(a)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$32,341,599	$2,428,861	$45,891	$2,382,970

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc. Jennison Growth Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS
Air Freight & Logistics 1.8%
676,800	United Parcel Service, Inc. (Class “B” Stock)(b)	$57,839,328

Biotechnology 6.1%
1,026,000	Amgen, Inc.(a)	65,817,900
1,284,100	Genentech, Inc.(a)(b)	69,906,404
1,383,700	Gilead Sciences, Inc.(a)(b)	48,415,663
631,500	MedImmune, Inc.(a)(b)	17,119,965

		201,259,932

Capital Markets 4.0%
1,327,000	Charles Schwab Corp./The	15,870,920
493,800	Goldman Sachs Group, Inc.(b)	51,374,952
1,092,500	Merrill Lynch & Co., Inc.	65,298,725

		132,544,597

Commercial Services & Supplies 0.3%
331,900	Paychex, Inc.	11,311,152

Communications Equipment 4.8%
2,373,400	Cisco Systems, Inc.(a)	45,806,620
1,610,700	Qualcomm, Inc.	68,293,680
545,600	Research In Motion Ltd.(a)	44,968,352

		159,068,652

Computers & Peripherals 6.4%
1,069,700	Apple Computer, Inc.(a)	68,888,680
1,710,800	Dell, Inc.(a)	72,093,112
429,400	International Business Machines Corp.(b)	42,330,252
303,200	Lexmark International, Inc. (Class “A” Stock)(a)(b)	25,772,000

		209,084,044

Consumer Finance 2.5%
1,435,500	American Express Co.	80,919,135

Diversified Financial Services 2.4%
2,020,100	JPMorgan Chase & Co.	78,804,101

Electronic Equipment & Instruments 1.5%
2,055,200	Agilent Technologies, Inc.(a)	49,530,320

Energy Equipment & Services 2.7%
1,328,000	Schlumberger Ltd.	88,909,600

Food and Staples Retailing 3.0%
648,900	Costco Wholesale Corp.(b)	31,413,249
698,700	Whole Foods Market, Inc.(b)	66,621,045

		98,034,294

The Prudential Investment Portfolios, Inc. Jennison Growth Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Food Products 0.8%
2,941,600	Cadbury Schweppes	$27,390,777

Health Care Equipment & Supplies 1.1%
444,200	Alcon, Inc. (Switzerland)(b)	35,802,520

Health Care Providers & Services 3.7%
1,118,100	Caremark Rx, Inc.(a)(b)	44,086,683
456,900	UnitedHealth Group, Inc.	40,220,907
333,400	WellPoint, Inc.(a)	38,341,000

		122,648,590

Hotels, Restaurants & Leisure 2.7%
1,429,200	Starbucks Corp.(a)(b)	89,124,912

Household Durables 1.3%
293,100	Harman International Industries, Inc.	37,223,700
65,900	Lennar Corp. (Class “A” Stock)	3,735,212

		40,958,912

Household Products 1.3%
787,400	Procter & Gamble Co.	43,369,992

Industrial Conglomerates 3.7%
3,348,200	General Electric Co.	122,209,300

Insurance 1.3%
633,025	American International Group, Inc.(b)	41,570,752

Internet & Catalog Retail 4.1%
1,166,000	eBay, Inc.(a)(b)	135,582,480

Internet Software & Services 6.0%
438,700	Google, Inc. (Class “A” Stock)(a)(b)	84,712,970
3,022,900	Yahoo!, Inc.(a)(b)	113,902,872

		198,615,842

Media 2.1%
51,500	DreamWorks Animation SKG, Inc. (Class “A” Stock)(a)(b)	1,931,765
1,427,500	Sirius Satellite Radio, Inc.(a)(b)	10,920,375
1,221,300	Univision Communications, Inc. (Class “A” Stock)(a)(b)	35,747,451
502,000	XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)(b)	18,885,240

		67,484,831

Multiline Retail 2.4%
1,533,600	Target Corp.(b)	79,639,848

Oil & Gas 2.4%
885,100	Suncor Energy, Inc.	31,332,540
212,350	Total SA (ADR) (France)	46,383,913

		77,716,453

Personal Products 1.2%
837,400	Estee Lauder Cos., Inc./The (Class “A” Stock)	38,327,798

The Prudential Investment Portfolios, Inc. Jennison Growth Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d

Shares	Description	Value
Pharmaceuticals — 6.8%
552,000	Allergan, Inc.(b)	$44,750,640
1,035,700	Eli Lilly & Co.	58,775,975
1,127,500	Novartis AG (ADR) (Switzerland)	56,983,850
559,400	Roche Holdings Ltd. (ADR) (Switzerland)	64,396,673

		224,907,138

Semiconductors & Semiconductor Equipment — 3.1%
1,674,200	Marvell Technology Group Ltd. (Bermuda)(a)(b)	59,383,874
987,100	Maxim Integrated Products, Inc.(b)	41,843,169

		101,227,043

Software — 10.3%
395,800	Adobe Systems, Inc.	24,832,492
1,536,100	Electronic Arts, Inc.(a)(b)	94,746,648
853,300	Mercury Interactive Corp.(a)(b)	38,867,815
3,617,700	Microsoft Corp.	96,628,767
499,700	NAVTEQ Corp.(a)	23,166,092
1,384,600	SAP AG (ADR) (Germany)	61,213,166

		339,454,980

Specialty Retail — 5.4%
1,449,500	Bed Bath & Beyond, Inc.(a)	57,733,585
1,292,700	Chico’s FAS, Inc.(a)(b)	58,856,631
717,500	Lowe’s Cos., Inc.	41,320,825
548,200	Williams-Sonoma, Inc.(a)(b)	19,208,928

		177,119,969

Textiles, Apparel & Luxury Goods — 1.0%
578,900	Coach, Inc.(a)	32,649,960

Wireless Telecommunication Services — 1.5%
1,636,100	Nextel Communications, Inc. (Class “A” Stock)(a)(b)	49,083,000

	Total long-term investments (cost $2,495,451,801)	3,212,190,252

SHORT-TERM INVESTMENTS — 19.9%
Repurchase Agreement

Principal Amount (000)
$313	State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/04, 0.50%, due 1/3/05(d)
	(cost $ 313,000)	313,000

Mutual Fund — 19.9%

Shares
653,781,823	Dryden Core Investment Fund - Taxable Money Market Series(c)
	(cost $653,781,823)	653,781,823

	Total short-term investments (cost $654,094,823)	654,094,823

	Total Investments 117.6%
	(cost $3,149,546,624)(e)	3,866,285,075

The Prudential Investment Portfolios, Inc. Jennison Growth Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d

Shares	Description	Value
	Liabilities in excess of other assets — (17.6%)	(578,368,011)

	Net Assets — 100%	$3,287,917,064

ADR—American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of security on loan with an aggregate market value of $599,675,943; cash collateral of $623,326,526 was received with which the portfolio purchased securities.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Repurchase price of $313,013. Collateralized by $255,000 U.S. Treasury Bond with a rate of 6.625%, maturity date of 2/15/27, and aggregate market value, including accrued interest, of $319,335.

(e)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$3,187,314,740	$695,379,285	$16,408,950	$678,970,335

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc. Jennison Equity Opportunity Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS
Aerospace & Defense 0.2%
37,800	Lockheed Martin Corp.	$2,099,790

Biotechnology — 1.0%
390,000	MedImmune, Inc.(a)(b)	10,572,900

Capital Markets — 8.3%
772,300	Bank of New York Co., Inc. (The)	25,810,266
778,800	Charles Schwab Corp. (The)	9,314,448
330,600	Eaton Vance Corp.	17,240,790
451,800	Mellon Financial Corp.	14,055,498
223,900	Merrill Lynch & Co., Inc.	13,382,503
124,100	National Financial Partners Corp.	4,815,080

		84,618,585

Chemicals — 9.0%
480,800	E. I. du Pont de Nemours & Co.(b)	23,583,240
627,100	Great Lakes Chemical Corp.	17,866,079
530,000	Lyondell Chemical Co.	15,327,600
699,300	Nalco Holding Co.(a)(b)	13,650,336
695,600	Olin Corp.(b)	15,317,112
759,400	Terra Industries, Inc.(a)	6,406,298

		92,150,665

Commercial Services & Supplies — 5.8%
275,300	Education Management Corp.(a)	9,087,653
489,100	Hewitt Associates, Inc., Class A(a)(b)	15,656,091
326,000	ITT Educational Services, Inc.(a)(b)	15,501,300
382,200	Manpower, Inc.	18,460,260

		58,705,304

Communications Equipment — 1.0%
665,600	Nokia Corp. (ADR) (Finland)	10,429,952

Diversified Financial Services — 3.2%
308,172	J.P. Morgan Chase & Co.	12,021,790
489,900	Principal Financial Group, Inc.(b)	20,056,506

		32,078,296

Diversified Telecommunication Services — 2.4%
368,800	IDT Corp., Class B(a)	5,709,024
724,600	SBC Communications, Inc.	18,672,942

		24,381,966

Electronic Equipment & Instruments — 3.1%
486,600	Agilent Technologies, Inc.(a)	11,727,060
1,150,500	Symbol Technologies, Inc.	19,903,650

		31,630,710

The Prudential Investment Portfolios, Inc. Jennison Equity Opportunity Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Energy Equipment & Services — 7.6%
431,800	Cooper Cameron Corp.(a)(b)	23,235,158
235,700	National-Oilwell, Inc.(a)(b)	8,317,853
709,500	Rowan Cos., Inc.(a)(b)	18,376,050
321,400	Schlumberger Ltd.	21,517,730
351,600	Todco, Class A(a)	6,476,472

		77,923,263

Food & Staples Retailing — 2.1%
1,205,800	The Kroger Co.(a)	21,149,732

Health Care Providers & Services — 6.2%
195,800	CIGNA Corp.	15,971,406
271,900	Community Health Systems, Inc.(a)	7,580,572
609,600	Medco Health Solutions, Inc.(a)	25,359,360
1,340,400	Tenet Healthcare Corp.(a)	14,717,592

		63,628,930

Household Products — 0.7%
112,700	Kimberly-Clark Corp.	7,416,787

Insurance — 10.6%
817,500	Assured Guaranty Ltd. (Bermuda)	16,080,225
619,000	Axis Capital Holdings Ltd. (Bermuda)	16,935,840
666,700	Conseco, Inc.(a)(b)	13,300,665
1,428,300	UnumProvident Corp.(b)	25,623,702
366,600	Willis Group Holdings Ltd. (United Kingdom)	15,092,922
277,000	XL Capital Ltd., Class A (ADR) (Bermuda)	21,509,050

		108,542,404

Internet & Catalog Retail — 1.6%
595,800	IAC/InterActiveCorp(a)(b)	16,455,996

Machinery — 1.1%
245,700	Navistar International Corp.(a)(b)	10,805,886

Media — 7.5%
1,061,100	Interpublic Group of Cos., Inc.(a)(b)	14,218,740
857,900	Radio One, Inc., Class D(a)(b)	13,829,348
974,700	The DIRECTV Group, Inc.(a)(b)	16,316,478
413,486	Viacom, Inc., Class B	15,046,756
639,400	Westwood One, Inc.(a)	17,219,042

		76,630,364

Metals & Mining — 6.6%
662,900	Alcoa, Inc.	20,828,318
213,600	Aluminum Corp. of China Ltd. (ADR) (China)(b)	12,506,280
470,700	Companhia Vale do Rio Doce (ADR) (Brazil)(b)	13,655,007
669,200	GrafTech International Ltd.(a)	6,330,632
1,551,300	Harmony Gold Mining Ltd. (ADR) (South Africa)(b)	14,380,551

		67,700,788

The Prudential Investment Portfolios, Inc. Jennison Equity Opportunity Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Multi-Utilities & Unregulated Power — 0.6%
1,577,700	Aquila, Inc.(a)	5,821,713

Paper & Forest Products — 3.0%
409,400	International Paper Co.	17,194,800
384,400	MeadWestvaco Corp.	13,027,316

		30,222,116

Pharmaceuticals — 4.6%
206,200	Eli Lilly & Co.	11,701,850
287,000	GlaxoSmithKline PLC (ADR) (United Kingdom)(b)	13,600,930
425,600	Merck & Co., Inc.	13,678,784
245,100	Watson Pharmaceuticals, Inc.(a)	8,041,731

		47,023,295

Road & Rail — 1.5%
386,800	CSX Corp.(b)	15,502,944

Software — 3.7%
533,200	Manhattan Associates, Inc.(a)(b)	12,732,816
942,100	Microsoft Corp.	25,163,491

		37,896,307

Specialty Retail — 1.5%
729,100	Toys “R” Us, Inc.(a)	14,924,677

Textiles, Apparel & Luxury Goods — 1.1%
262,300	Polo Ralph Lauren Corp., Class A	11,173,980

	Total long-term investments (cost $826,061,842)	959,487,350

SHORT-TERM INVESTMENTS — 24.5%
Mutual Fund — 24.2%

246,777,844	Dryden Core Investment Fund-Taxable Money Market Series (c)
	(cost $246,777,844)	246,777,844

Principal Amount (000)
U.S. Government Security — 0.3%

$2,605	United States Treasury Bill
	2.49%, 6/23/05
	(cost $ 2,574,205)	2,573,215

	Total short-term investments (cost $ 249,352,049)	249,351,059

	Total Investments, Before Investments Sold Short — 118.5%
	(cost $1,075,413,890)	1,208,838,409

The Prudential Investment Portfolios, Inc. Jennison Equity Opportunity Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Investments Sold Short — (0.5%)
Paper & Forest Products
(150,000)	Neenah Paper, Inc.
	(proceeds $4,822,402)	(4,890,000)

	Total Investments, Net of Investments sold short — 118.0% (cost $1,070,591,489(d))	1,203,948,409
	Liabilities in excess of other assets ( 18.0%)	(183,754,531)

	NET ASSETS — 100%	$1,020,193,878

ADR—American Depositary Receipt.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $165,726,518; cash collateral of $172,583,114 was received with which the portfolio purchased short-term highly liquid securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$1,076,416,736	$139,340,443	$6,918,770	$132,421,673

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS 74.0%
Aerospace/Defense 1.9%
9,000	Alliant Techsystems, Inc.(a)	$588,420
4,700	Armor Holdings, Inc.(a)(f)	220,994
2,600	DRS Technologies, Inc.(a)	111,046
24,800	General Dynamics Corp.	2,594,080
32,500	Lockheed Martin Corp.(f)	1,805,375
76,800	Northrop Grumman Corp.	4,174,848
17,700	The Boeing Co.	916,329
37,400	United Technologies Corp.	3,865,290

		14,276,382

Airlines
25,300	ExpressJet Holdings, Inc.(a)	325,864

Apparel 1.6%
9,200	Abercrombie & Fitch Co., Class A	431,940
25,425	bebe stores, Inc.	685,966
39,800	Coach, Inc.(a)	2,244,720
54,600	Jones Apparel Group, Inc.	1,996,722
2,600	Kellwood Co.	89,700
92,900	Limited Brands	2,138,558
127,850	Pacific Sunwear of California, Inc.(a)	2,845,941
13,500	Quiksilver, Inc.(a)(f)	402,165
10,800	Timberland Co., Class A(a)	676,836
4,100	V.F. Corp.	227,058

		11,739,606

Auto Parts & Equipment 0.2%
27,700	American Axle & Manufacturing Holdings, Inc.	849,282
26,400	Dana Corp.	457,512
3,300	Noble International, Ltd.	67,287

		1,374,081

Automobiles & Trucks 0.7%
165,700	Ford Motor Co.(f)	2,425,848
4,400	Navistar International Corp.(a)(f)	193,512
28,200	PACCAR, Inc.(f)	2,269,536

		4,888,896

Banking 3.3%
3,200	Accredited Home Lenders Holding Co.(a)	158,976
21,400	AmSouth Bancorporation(f)	554,260
1,700	Astoria Financial Corp.	67,949

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
39,400	BB&T Corp.	1,656,770
900	City Holding Co.	32,616
9,400	Comerica, Inc.(f)	573,588
3,000	Commerce Bancorp, Inc.	193,200
12,700	First Horizon National Corp.	547,497
39,200	Huntington Bancshares, Inc.	971,376
71,300	KeyCorp	2,417,070
8,800	Marshall & Ilsley Corp.	388,960
32,900	National City Corp.(f)	1,235,395
81,200	New York Community Bancorp, Inc.(f)	1,670,284
25,100	North Fork Bancorporation, Inc.	724,135
64,800	Popular, Inc.	1,868,184
700	R&G Financial Corp., Class B (Puerto Rico)	27,216
11,300	Suntrust Banks, Inc.(f)	834,844
163,156	U.S. Bancorp	5,110,046
11,600	UnionBanCal Corp.	747,968
84,700	Wachovia Corp.	4,455,220
6,600	Zions Bancorporation	448,998

		24,684,552

Beverages 1.4%
53,300	Anheuser-Busch Companies, Inc.	2,703,909
90,300	Coca-Cola Co.	3,759,189
94,100	Pepsi Bottling Group, Inc.	2,544,464
8,600	PepsiAmericas, Inc.	182,664
21,200	PepsiCo, Inc.	1,106,640

		10,296,866

Biotechnology 0.9%
36,976	Amgen, Inc.(a)	2,372,010
4,000	Bio-Rad Laboratories, Inc., Class A(a)	229,480
18,100	IDEXX Laboratories, Inc.(a)	988,079
43,100	Invitrogen Corp.(a)	2,893,303
7,600	SFBC International, Inc.(a)	300,200

		6,783,072

Building & Construction 1.1%
4,200	American Woodmark Corp.	183,456
5,000	D.R. Horton, Inc.	201,550
2,600	Eagle Materials, Inc.	224,510
6,300	Florida Rock Industries, Inc.	375,039
13,000	Lennar Corp., Class A(f)	736,840
320	M.D.C. Holdings, Inc.	27,661
105,700	Masco Corp.	3,861,221
1,800	NVR, Inc.(a)	1,384,920
15,300	Standard Pacific Corp.	981,342
1,000	The Ryland Group, Inc.	57,540

		8,034,079

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Business Services 0.2%
6,500	Keynote Systems, Inc.(a)	90,480
85,300	Xerox Corp.(a)(f)	1,450,953

		1,541,433

Chemicals 1.2%
41,200	Cabot Microelectronics Corp.(a)(f)	1,650,060
4,300	Cytec Industries, Inc.(f)	221,106
1,500	E.I. du Pont de Nemours & Co.(f)	73,575
9,500	FMC Corp.(a)	458,850
18,100	Lyondell Chemical Co.	523,452
11,200	MacDermid, Inc.	404,320
11,900	Olin Corp., Common Par Value 1(f)	262,038
12,000	OM Group, Inc.(a)	389,040
39,200	RPM, Inc.	770,672
15,700	Terra Industries, Inc.(a)(f)	139,416
52,500	The Dow Chemical Co.	2,599,275
2,600	The Lubrizol Corp.	95,836
71,700	The Mosaic Co.(a)(f)	1,170,144

		8,757,784

Commercial Services 0.2%
9,100	Banta Corp.	407,316
41,000	Convergys Corp.(a)(f)	614,590
12,600	Paychex, Inc.	429,408
14,400	Pegasus Solutions, Inc.(a)	181,440
1,100	Pre-Paid Legal Services, Inc.(f)	41,305
1,100	Vertrue, Inc.(a)	41,547

		1,715,606

Computer Software & Services 3.8%
11,800	Computer Sciences Corp.(a)(f)	665,166
122,500	EarthLink, Inc.(a)	1,411,200
45,700	Intuit, Inc.(a)(f)	2,011,257
8,900	John H. Harland Co.	321,290
441,700	Microsoft Corp.	11,797,807
7,200	NCR Corp.(a)	498,456
68,700	Network Appliance, Inc., Class A(a)(f)	2,282,214
298,000	Oracle Corp.(a)(f)	4,088,560
3,100	Perot Systems Corp., Class A(a)	49,693
9,600	Sybase, Inc.(a)	191,520
128,700	Yahoo!, Inc.(a)(f)	4,849,416

		28,166,579

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Computer Systems/Peripherals 2.8%
24,600	Agilysys, Inc.	421,644
33,500	Dell, Inc.(a)	1,411,690
303,600	EMC Corp.(a)(f)	4,514,532
200,093	Hewlett-Packard Co.	4,195,950
98,000	International Business Machines Corp.	9,660,840
1,000	Lexmark International, Inc.(a)	85,000
4,300	Seagate Technology, Inc.(a)(h)	0

		20,289,656

Containers 0.2%
29,400	Ball Corp.	1,293,012
18,300	Pactiv Corp.(a)	462,807
3,300	Rock-Tenn Co., Class A	50,028

		1,805,847

Cosmetics/Tolletries 0.8%
4,100	Chattem, Inc.(a)	135,710
76,800	Gillette Co.	3,439,104
23,500	Kimberly-Clark Corp.	1,546,535
41,700	Nu Skin Enterprises, Inc., Class A	1,058,346

		6,179,695

Data Processing/Management 0.1%
5,500	Certegy, Inc.	195,415
5,900	First Data Corp.	250,986
4,800	SOURCECORP, Inc.(a)	91,728
6,300	The Dun & Bradstreet Corp.(a)	375,795

		913,924

Distribution/Wholesale 0.3%
6,100	Brightpoint, Inc.(a)	119,194
10,900	Handleman Co.	234,132
3,000	Ingram Micro, Inc., Class A(a)	62,400
17,425	SCP Pool Corp.	555,858
20,300	Tech Data Corp.(a)	921,620

		1,893,204

Diversified Consumer Products 0.6%
63,700	Procter & Gamble Co.	3,508,596
18,400	USANA Health Sciences, Inc.(a)(f)	629,280

		4,137,876

Diversified Manufacturing 1.9%
14,900	3M Co.(f)	1,222,843

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
18,400	Cooper Industries Ltd., Class A	1,249,176
37,500	Eaton Corp.(f)	2,713,500
40,300	Energizer Holdings, Inc.(a)(f)	2,002,507
5,900	Griffon Corp.(a)	159,300
14,100	Illinois Tool Works, Inc.	1,306,788
16,800	Ingersoll-Rand Co., Class A (Bermuda)	1,349,040
2,600	Roper Industries, Inc.	158,002
37,200	Thermo Electron Corp.(a)	1,123,068
69,400	Tyco International Ltd. (Bermuda)	2,480,356

		13,764,580

Diversified Operations 1.7%
334,050	General Electric Co.	12,192,825

Education 0.6%
51,521	Apollo Group, Inc., Class A(a)(f)	4,158,260

Electrical Utilities 1.4%
15,500	Alliant Energy Corp.	443,300
3,700	American States Water Co.	96,200
48,100	CMS Energy Corp.(a)	502,645
46,500	Constellation Energy Group, Inc.	2,032,515
4,700	DTE Energy Co.(f)	202,711
27,900	Exelon Corp.	1,229,553
3,700	FirstEnergy Corp.	146,187
2,600	PPL Corp.	138,528
42,600	Progress Energy, Inc.(f)	1,927,224
42,300	TXU Corp.(f)	2,730,888
1,400	WPS Resources Corp.	69,944
61,100	Xcel Energy, Inc.	1,112,020

		10,631,715

Electronic Components 1.1%
33,400	Amphenol Corp., Class A	1,227,116
80,400	Cree, Inc.(a)(f)	3,222,432
12,000	Emerson Electric Co.	841,200
7,500	Harman International Industries, Inc.(f)	952,500
8,200	Hubbell, Inc., Class B	428,860
10,900	MEMC Electronic Materials, Inc.(a)	144,425
44,500	PerkinElmer, Inc.	1,000,805
500	Tektronix, Inc.	15,105

		7,832,443

Financial Services 8.8%
25,700	A.G. Edwards, Inc.	1,110,497

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
18,000	American Express Co.	1,014,660
47,100	Ameritrade Holding Corp.(a)(f)	669,762
163,920	Bank of America Corp.	7,702,601
29,000	CapitalSource, Inc.(a)	744,430
18,000	CharterMac	439,920
28,400	CIT Group, Inc.	1,301,288
264,160	Citigroup, Inc.	12,727,229
25,198	Countrywide Credit Industries, Inc.	932,578
12,000	Deluxe Corp.(f)	447,960
9,300	Fannie Mae	662,253
25,500	Freddie Mac	1,879,350
31,000	Goldman Sachs Group, Inc.(f)	3,225,240
93,630	J.P. Morgan Chase & Co.	3,652,506
32,500	Lehman Brothers Holdings, Inc.	2,843,100
46,325	MBNA Corp.	1,305,902
65,500	Merrill Lynch & Co., Inc.	3,914,935
18,300	Moody’s Corp.	1,589,355
75,700	Morgan Stanley	4,202,864
12,050	New Century Financial Corp.	770,115
55,800	PNC Financial Services Group	3,205,152
26,200	Principal Financial Group, Inc.	1,072,628
16,000	Providian Financial Corp.(a)	263,520
9,600	SLM Corp.	512,544
22,800	The Bear Stearns Companies, Inc.	2,332,668
34,150	Washington Mutual, Inc.	1,443,862
80,500	Wells Fargo & Co.	5,003,075

		64,969,994

Foods 1.2%
81,800	Archer-Daniels-Midland Co.	1,824,958
2,800	Chiquita Brands International, Inc.	61,768
11,500	Dean Foods Co.(a)	378,925
42,200	Del Monte Foods Co.(a)	465,044
2,500	Flowers Foods, Inc.	78,950
56,200	Pilgrim’s Pride Corp.	1,724,216
5,600	Safeway, Inc.(a)(f)	110,544
5,450	Sanderson Farms, Inc.	235,876
40,800	Smithfield Foods, Inc.(a)	1,207,272
4,900	SUPERVALU, Inc.	169,148
30,300	The Kroger Co.(a)	531,462
107,000	Tyson Foods, Inc., Class A(f)	1,968,800

		8,756,963

Health Care Services 1.0%
7,200	Beverly Enterprises, Inc.(a)	65,880
10,600	Coventry Health Care, Inc.(a)	562,648
12,600	Express Scripts, Inc., Class A(a)	963,144

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
4,400	Gentiva Health Services, Inc.(a)	73,568
3,100	Health Net, Inc.(a)	89,497
7,700	Kindred Healthcare, Inc.(a)	230,615
2,300	LifePoint Hospitals, Inc.(a)(f)	80,086
18,300	Manor Care, Inc.	648,369
1,800	Medco Health Solutions, Inc.(a)	74,880
8,000	Pediatrix Medical Group, Inc.(a)	512,400
6,800	United Surgical Partners International, Inc.(a)	283,560
4,900	VCA Antech, Inc.(a)	96,040
2,500	WellChoice, Inc.(a)	133,500
30,000	WellPoint, Inc.(a)	3,450,000

		7,264,187

Household Durables 0.2%
37,500	Yankee Candle Co., Inc.(a)	1,244,250

Insurance 2.6%
38,100	ACE Ltd. (Bermuda)	1,628,775
7,800	Aetna, Inc.	973,050
45,800	Allstate Corp.	2,368,776
30,100	American Financial Group, Inc.	942,431
52,859	American International Group, Inc.	3,471,251
13,500	AmerUs Group Co.	611,550
16,800	Assurant, Inc.	513,240
5,300	CIGNA Corp.	432,321
4,300	CNA Financial Corp.(a)	114,853
6,900	Everest Re Group Ltd. (Bermuda)	617,964
45,700	Genworth Financial, Inc., Class A(f)	1,233,900
14,500	Infinity Property & Casualty Corp.	510,400
16,000	LandAmerica Financial Group, Inc.	862,880
26,200	Loews Corp.	1,841,860
8,800	MetLife, Inc.(f)	356,488
2,100	MGIC Investment Corp.	144,711
3,400	Nationwide Financial Services, Inc., Class A	129,982
8,700	Odyssey Re Holdings Corp.(f)	219,327
4,200	Ohio Casualty Corp.(a)	97,482
9,900	SAFECO Corp.(f)	517,176
6,300	The Chubb Corp.	484,470
600	The PMI Group, Inc.	25,050
59,900	UnumProvident Corp.	1,074,606
200	W.R. Berkley Corp.	9,434

		19,181,977

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Internet & Catalog Retail 0.2%
61,200	Sabre Holdings Corp., Class A	1,356,192

Internet Software & Services 0.2%
52,100	Internet Security Systems, Inc.(a)	1,211,325
3,800	McAfee, Inc.(a)	109,934

		1,321,259

Leisure & Tourism 0.2%
3,500	Brunswick Corp.	173,250
3,000	Harrah’s Entertainment, Inc.	200,670
34,100	Winnebago Industries, Inc.	1,331,946

		1,705,866

Machinery & Equipment 0.6%
750	Applied Industrial Technologies, Inc.	20,550
17,800	Caterpillar, Inc.	1,735,678
31,500	Deere & Co.	2,343,600
700	Terex Corp.(a)	33,355
3,200	The Middleby Corp.(a)	162,304

		4,295,487

Media & Entertainment 2.6%
86,500	Clear Channel Communications, Inc.	2,896,885
63,000	Disney (Walt) Co.	1,751,400
55,000	EchoStar Communications Corp., Class A	1,828,200
33,700	Gannett Co., Inc.(f)	2,753,290
356,300	Liberty Media Corp., Series A(a)	3,912,174
296,900	Time Warner, Inc.(a)(f)	5,771,736
2,200	Tribune Co.	92,708

		19,006,393

Medical Products & Services 3.5%
2,000	American Medical Systems Holdings, Inc.(a)	83,620
22,100	AmSurg Corp.(a)	652,834
13,300	Applera Corp. - Applied Biosystems Group	278,103
59,200	Becton, Dickinson & Co.	3,362,560
6,200	Biosite, Inc.(a)(f)	381,548
23,900	C.R. Bard, Inc.	1,529,122
6,400	Dade Behring Holdings, Inc.(a)	358,400
21,300	Edwards Lifesciences Corp.(a)(f)	878,838

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
600	Hillenbrand Industries, Inc.	33,324
7,170	Hospira, Inc.(a)	240,195
145,600	Johnson & Johnson Co.	9,233,952
6,400	Kensey Nash Corp.(a)	220,992
5,700	Laboratory Corp. of America Holdings(a)	283,974
52,800	Medtronic, Inc.	2,622,576
3,500	Palomar Medical Technologies, Inc.(a)	91,245
8,700	PDI, Inc.(a)	193,836
1,500	Pharmaceutical Product Development, Inc.(a)(f)	61,935
22,400	Select Medical Corp.	394,240
7,700	Sybron Dental Specialties, Inc.(a)	272,426
10,200	Techne Corp.(a)	396,780
68,200	Varian Medical Systems, Inc.(a)(f)	2,948,968
12,100	Ventana Medical Systems, Inc.(a)(f)	774,279
6,000	Waters Corp.(a)	280,740

		25,574,487

Metals 1.0%
21,800	Century Aluminum Co.(a)(f)	572,468
5,000	Commercial Metals Co.	252,800
23,800	International Steel Group, Inc.(a)(f)	965,328
3,400	Metals USA, Inc.(a)	63,070
79,200	Nucor Corp.	4,145,328
21,900	Reliance Steel & Aluminum Co.	853,224
17,000	United States Steel Corp.(f)	871,250

		7,723,468

Networking 1.4%
383,100	Cisco Systems, Inc.(a)	7,393,830
6,000	NETGEAR, Inc.(a)	109,140
118,800	Polycom, Inc.(a)(f)	2,770,416

		10,273,386

Oil & Gas Equipment & Services 0.8%
3,400	Atmos Energy Corp.	92,990
3,100	Cal Dive International, Inc.(a)	126,325
2,900	CARBO Ceramics, Inc.	200,100
10,700	Grant Prideco, Inc.(a)	214,535
2,900	Marathon Oil Corp.	109,069
36,900	Schlumberger Ltd.	2,470,455
49,900	Sempra Energy	1,830,332
20,900	Todco(a)	384,978
6,300	Universal Compression Holdings, Inc.(a)	219,933

		5,648,717

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Oil & Gas Exploration & Production 4.9%
2,200	Amerada Hess Corp.	181,236
17,900	Anadarko Petroleum Corp.	1,160,099
32,300	Apache Corp.	1,633,411
2,900	Atwood Oceanics, Inc.(a)	151,090
17,500	Burlington Resources, Inc.	761,250
18,200	Chesapeake Energy Corp.	300,300
50,860	ChevronTexaco Corp.	2,670,658
62,400	ConocoPhillips	5,418,192
66,800	Devon Energy Corp.	2,599,856
75,400	Diamond Offshore Drilling, Inc.(f)	3,019,770
213,164	Exxon Mobil Corp.	10,926,787
2,600	Houston Exploration Co.(a)	146,406
2,800	Murphy Oil Corp.	225,260
26,900	Newfield Exploration Co.(a)	1,588,445
57,800	NiSource, Inc.	1,316,684
26,000	Occidental Petroleum Corp.	1,517,360
17,700	Pogo Producing Co.	858,273
2,000	SEACOR Holdings, Inc., Common(a)	106,800
1,400	Smith International, Inc.(a)	76,174
29,900	Unit Corp.(a)	1,142,479
7,300	W-H Energy Services, Inc.(a)	163,228

		35,963,758

Paper & Forest Products 0.6%
83,000	Georgia-Pacific Corp.	3,110,840
42,400	Louisiana-Pacific Corp.(f)	1,133,776
400	Universal Forest Products, Inc.	17,360

		4,261,976

Pharmaceuticals 4.2%
37,300	Abbott Laboratories(f)	1,740,045
70,000	Bristol-Myers Squibb Co.	1,793,400
55,400	Cephalon, Inc.(a)(f)	2,818,752
59,600	First Horizon Pharmaceutical Corp.(a)(f)	1,364,244
43,700	Medicis Pharmaceutical Corp.	1,534,307
138,500	Merck & Co., Inc.	4,451,390
5,500	NBTY, Inc.(a)	132,055
397,053	Pfizer, Inc.	10,676,755
21,500	Pharmion Corp.(a)	907,515
25,800	United Therapeutics Corp.(a)(f)	1,164,870
6,000	Watson Pharmaceuticals, Inc.(a)	196,860

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d

Shares	Description	Value
89,300	Wyeth	3,803,287

		30,583,480

Publishing 0.2%
13,700	Knight-Ridder, Inc.(f)	917,078
300	Pulitzer, Inc.	19,455
300	The Washington Post Co., Class B	294,906

		1,231,439

Real Estate Investment Trust 0.9%
3,000	American Home Mortgage Investment Corp.	102,750
26,100	Anthracite Capital, Inc.	322,596
10,400	Boykin Lodging Co.(a)	95,264
1,600	CarrAmerica Realty Corp.	52,800
1,600	Colonial Properties Trust	62,832
400	Cornerstone Realty Income Trust, Inc.	3,992
1,700	Equity Inns, Inc.	19,958
44,200	Equity Office Properties Trust	1,287,104
4,800	Equity One, Inc.	113,904
5,000	FelCor Lodging Trust, Inc.(a)	73,250
88,800	General Growth Properties, Inc.	3,211,008
9,900	Highwoods Properties, Inc.	274,230
3,800	Lexington Corporate Properties Trust	85,804
2,600	Luminent Mortgage Capital, Inc.	30,940
6,900	National Health Investors, Inc.	201,342
10,100	Simon Property Group, Inc.	653,167
900	Sizeler Property Investors, Inc.	10,602
14,400	Thornburg Mortgage, Inc.	417,024

		7,018,567

Restaurants 1.0%
32,250	CEC Entertainment, Inc.(a)	1,289,032
18,300	CKE Restaurants, Inc.(a)	265,533
49,300	Darden Restaurants, Inc.	1,367,582
5,300	Jack in the Box, Inc.(a)(f)	195,411
88,800	McDonald’s Corp.	2,846,928
25,500	Yum! Brands, Inc.	1,203,090

		7,167,576

Retail 3.7%
3,200	AutoZone, Inc.(a)(f)	292,192
15,300	Claire’s Stores, Inc.	325,125
14,400	Electronics Boutique Holdings Corp.(a)	618,336

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
17,700	Federated Department Stores, Inc.	1,022,883
16,300	GameStop Corp., Class A(a)(f)	364,468
28,900	Hasbro, Inc.	560,082
137,000	Home Depot, Inc.(f)	5,855,380
77,500	J. C. Penney Co., Inc.	3,208,500
17,200	Kmart Holding Corp.(a)(f)	1,701,940
80,000	Lowe’s Cos., Inc.	4,607,200
68,600	Marvel Enterprises, Inc.(a)	1,404,928
3,000	Overstock.com, Inc.(a)(f)	207,000
1,500	ShopKo Stores, Inc.(a)	28,020
5,200	Smart & Final, Inc.(a)	74,828
135,800	Wal-Mart Stores, Inc.(f)	7,172,956

		27,443,838

Semiconductors 2.0%
384,400	Intel Corp.	8,991,116
82,100	Linear Technology Corp.	3,182,196
9,400	Maxim Integrated Products, Inc.(f)	398,466
35,400	Sigmatel, Inc.(a)	1,257,762
90,200	Skyworks Solutions, Inc.(a)(f)	850,586

		14,680,126

Telecommunication Equipment 0.8%
63,100	Avaya, Inc.(a)	1,085,320
6,500	CommScope, Inc.(a)	122,850
54,900	Corning, Inc.(a)	646,173
46,100	Crown Castle International Corp.(a)	767,104
133,600	Motorola, Inc.	2,297,920
12,400	Plantronics, Inc.	514,228
5,000	QUALCOMM, Inc.	212,000

		5,645,595

Telecommunication Services 1.7%
4,100	ALLTEL Corp.	240,916
47,100	Aspect Communications Corp.(a)	524,694
134,500	AT&T Corp.	2,563,570
57,600	BellSouth Corp.(f)	1,600,704
23,500	CenturyTel, Inc.(f)	833,545
36,012	SBC Communications, Inc.	928,029
21,000	Ubiquitel, Inc.(a)	149,520
107,352	Verizon Communications, Inc.	4,348,830
39,500	Western Wireless Corp., Class A(a)	1,157,350

		12,347,158

Tobacco 0.6%
39,300	Altria Group, Inc.	2,401,230

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
24,900	Reynolds American, Inc.(f)	1,957,140

		4,358,370

Transportation/Trucking/Shipping 1.1%
3,800	CNF, Inc.	190,380
5,600	EGL, Inc.(a)(f)	167,384
13,700	FedEx Corp.	1,349,313
37,500	J.B. Hunt Transport Services, Inc.	1,681,875
17,550	Knight Transportation, Inc.	435,240
41,000	Norfolk Southern Corp.	1,483,790
8,800	Pacer International, Inc.(a)	187,088
65,700	Swift Transportation Co., Inc.(a)(f)	1,411,236
17,600	United Parcel Service, Inc., Class B(f)	1,504,096

		8,410,402

Water Utilities
4,200	Aqua America, Inc.	103,278

	Total Common Stocks	543,923,014

Moody’s Rating (Unaudited)	Principal Amount (000)
ASSET BACKED SECURITIES 0.7%

			American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A (cost $230,000; purchased 8/6/04),
Baa2	230	(j)	2.873%, 3/15/12(g)	230,710
			Ser. 2004-C, Class C,
Baa2	300		2.902%, 2/15/12(g)	300,439
			Bank One Issuance Trust, Ser.
			2003-C1, Class C1,
Baa2	397		4.54%, 9/15/10	402,871
			Equity One Abs, Inc., Ser.
			2004-3, Class M1,
Aa2	260		5.70%, 7/25/34	264,125
			Household Mortgage Loan Trust,
			Ser. 2003-HC2, Class M,
Aa2	246		3.01%, 6/20/33(g)	246,117
			Ser. 2004-HC1, Class M,
Aa2	174		2.91%, 2/20/34(g)	174,525
			MBNA Master Credit Card Trust II, Series 1999 - J, Class A
Aaa	2,400		7.00%, 2/15/12	2,703,367
			Prestige Auto Receivables
			Trust, Ser. 2004-1, Class A2,

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value
			144A (cost $349,951; purchased
			6/23/04),
Aaa	350	(j)	3.69%, 6/15/11	350,577
			Residential Asset Mortgage
			Products, Inc., Series 2004 - RS 11
			Class MII1
Aa1	280		2.98%, 12/25/34(g)	280,000
			WFS Financial Owner Trust,
			Ser. 2004-4, Class D,
Baa2	290		3.58%, 5/17/12(g)	289,211

			Total Asset Backed Securities	5,241,942

CORPORATE BONDS 8.3%
Aerospace/Defense 0.2%
			Boeing Capital Corp., Sr.
			Notes,
A3	190		6.10%, 3/1/11	207,245
			Goodrich Corp., Notes,
Baa3	260		7.625%, 12/15/12	308,299
			Lockheed Martin Corp., Bonds,
Baa2	110		8.50%, 12/1/29	150,510
			Northrop Grumman Corp., Notes,
Baa2	500		7.125%, 2/15/11(f)	573,806
			Raytheon Co.,
			Notes,
Baa3	29		4.50%, 11/15/07	29,671
Baa3	140		5.50%, 11/15/12	147,812
Baa3	270		6.55%, 3/15/10	297,104

				1,714,447

Airlines 0.1%
			Continental Airlines, Inc., Certs.,
Baa3	379		8.048%, 11/1/20	383,832
			Pass-thru Certs. Ser. RJ04,
			Class B,
Ba2	186		9.558%, 9/1/19	187,069
			Southwest Airlines Co.,
			Notes,
Baa1	130		5.25%, 10/1/14	130,478
Baa1	200		6.50%, 3/1/12	219,802

				921,181

Auto & Truck
			General Motors Corp., Notes,
Baa2	120		7.20%, 1/15/11(f)	123,077

Automotive 0.3%
			Auburn Hills Trust, Debs.,
A3	215		12.375%, 5/1/20	337,220

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value
			DaimlerChrysler North America
			Holding Corp., Notes,
A3	90		6.50%, 11/15/13	97,615
			Equus Cayman Finance Ltd.,
			Notes (Cayman Islands), 144A,
Baa3	60		5.50%, 9/12/08	62,205
			Ford Motor Co., Notes,
Baa1	460		7.45%, 7/16/31(f)	462,640
			Ford Motor Credit Co.,
			Notes,
A3	105		5.70%, 1/15/10	105,956
A3	130		7.00%, 10/1/13(f)	137,817
			General Motors Acceptance
			Corp.,
			Notes,
Baa1	760		6.125%, 1/22/08	782,289
Baa1	390		6.75%, 12/1/14	390,533
			Hyundai Motor Manufacturing
			LLC, Gtd. Notes, 144A,
Baa3	90		5.30%, 12/19/08	92,722

				2,468,997

Banking 0.7%
			Bank of America Corp., Sr.
			Notes,
Aa2	420		5.375%, 6/15/14	438,301
			Bank One Corp., Sub. Notes,
A1	400		7.875%, 8/1/10	466,572
			Chohung Bank (South Korea), Sub. Notes
			144A (cost $575,024; purchased
			12/3/99),
Baa2	575	(j)	7.611%, 1/7/05(g)	575,575
			Citigroup, Inc.,
			Sub. Notes,
Aa2	400		5.625%, 8/27/12	425,976
Aa2	125		6.00%, 10/31/33	129,362
Aa2	250		6.625%, 6/15/32	280,002
			Sub. Notes, 144A,
Aa2	82		5.00%, 9/15/14	82,395
			HBOS PLC (United Kingdom),
			Sub. Notes, 144A,
Aa3	35		6.00%, 11/1/33	36,454
			J.P. Morgan Chase & Co.,
			Notes,
Aa3	195		4.50%, 11/15/10	197,694
			Sr. Notes,
Aa3	270		5.25%, 5/30/07	280,690
			Korea Development Bank
			(Korea), Notes,
A3	240		4.75%, 7/20/09	244,537
			Mellon Bank NA, Sub. Notes,
A1	120		4.75%, 12/15/14	118,975

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A,
A2	160	5.79%, 4/15/14	168,064
		Santander Central Hispano Issuances (Cayman Islands),
A1	140	7.625%, 9/14/10	163,156
		The Export-Import Bank of Korea, Notes, 144A,
A3	170	4.125%, 2/10/09	169,538
		Wachovia Bank NA, Sub. Notes,
Aa3	450	7.80%, 8/18/10	528,508
		Wachovia Corp., Sub. Notes,
A1	5	5.25%, 8/1/14	5,125
		Washington Mutual Bank, Sub. Notes,
A3	250	5.125%, 1/15/15	248,301
		Wells Fargo & Co., Sub. Notes,
Aa2	475	5.125%, 9/15/16	477,197

			5,036,422

Brokerage 0.4%
		Credit Suisse First Boston (USA), Inc., Notes,
Aa3	285	4.875%, 1/15/15	281,468
		Lehman Brothers Holdings, Inc., Notes,
A1	335	6.625%, 1/18/12	374,593
		Merrill Lynch & Co., Inc., Notes,
Aa3	275	5.00%, 1/15/15	273,922
Aa3	100	5.45%, 7/15/14	103,453
		Morgan Stanley, Notes,
Aa3	1,200	6.10%, 4/15/06	1,242,547
		Notes,
Aa3	40	4.00%, 1/15/10	39,546
		Sub. Notes,
A1	140	4.75%, 4/1/14	136,417
		The Goldman Sachs Group, Inc., Gtd. Notes,
A1	200	6.345%, 2/15/34	208,261
		The Goldman Sachs Group, L.P., Notes,
Aa3	180	5.00%, 10/1/14	179,746

			2,839,953

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	182,925
		CRH America, Inc., Notes,
Baa1	100	6.40%, 10/15/33	109,231

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		D.R. Horton, Inc., Sr. Notes,
Ba1	250	5.625%, 9/15/14	249,375
		Hanson Overseas BV, Sr. Notes (United Kingdom),
Baa1	225	6.75%, 9/15/05	230,345
		Hanson plc, Notes,
Baa1	120	7.875%, 9/27/10	139,402
		The Ryland Group, Inc., Sr. Notes,
Baa3	90	5.375%, 6/1/08	93,600

			1,004,878

Cable 0.2%
		Comcast Corp., Notes,
Baa3	30	7.05%, 3/15/33	34,327
		Continental Cablevision, Inc., Sr. Notes,
Baa3	1,000	8.30%, 5/15/06	1,062,309
		Cox Communications, Inc., Notes, 144A,
Baa3	240	4.625%, 1/15/10	239,447
Baa3	130	5.45%, 12/15/14	129,995

			1,466,078

Capital Goods 0.3%
		Caterpillar, Inc., Sr. Debs.,
A2	400	7.25%, 9/15/09	452,520
		Cooper Cameron Corp., Sr. Notes,
Baa1	65	2.65%, 4/15/07	63,299
		Erac USA Finance Co., Notes, 144A,
Baa1	170	6.70%, 6/1/34	184,631
		FedEx Corp., Notes,
Baa2	330	2.65%, 4/1/07	323,211
		Honeywell International, Inc., Notes,
A2	215	6.125%, 11/1/11	236,807
		Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A,
A3	165	5.45%, 11/24/10	170,887
		Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	250	6.00%, 11/15/13	272,365
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	122,397
		Notes,
A2	165	6.35%, 3/1/11	183,819
		Waste Management, Inc., Sr. Notes,
Baa3	110	7.75%, 5/15/32	136,225

			2,146,161

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Chemicals 0.2%
		Eastman Chemical Co., Notes,
Baa2	140	3.25%, 6/15/08	136,632
Baa2	85	7.00%, 4/15/12(f)	96,876
		ICI Wilmington, Inc., Gtd. Notes,
Baa3	295	5.625%, 12/1/13	305,529
		The Dow Chemical Co., Debs.,
A3	60	5.97%, 1/15/09	64,330
		Notes,
A3	80	5.75%, 11/15/09	85,575
A3	140	6.00%, 10/1/12	152,957
A3	135	6.125%, 2/1/11	147,867
		The Lubrizol Corp., Sr. Notes,
Baa3	170	4.625%, 10/1/09	169,738
Baa3	125	5.50%, 10/1/14	125,736

			1,285,240

Consumer 0.1%
		Cendant Corp., Notes,
Baa1	260	6.875%, 8/15/06	273,537
		Sr. Notes,
Baa1	185	6.25%, 1/15/08	197,435
Baa1	210	7.375%, 1/15/13	242,935
		Clorox Co., Notes, 144A,
A3	305	5.00%, 1/15/15	310,257

			1,024,164

Electric 0.6%
		Boston Edison Co., Debs.,
A1	110	4.875%, 4/15/14	111,451
		CenterPoint Energy Houston Electric LLC, Notes,
Baa2	160	5.70%, 3/15/13	169,571
Baa2	120	6.95%, 3/15/33	140,641
		Consolidated Edison Co. of NY,
A1	85	5.70%, 2/1/34	87,273
		Consumers Energy Co., First Mtge. Bonds,
Baa3	65	5.375%, 4/15/13	67,223
		Dominion Resources, Inc., Sr. Notes,
Baa1	190	5.125%, 12/15/09	196,594
		Duke Capital LLC, Sr. Notes,

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Baa3	140	4.331%, 11/16/06	141,757
Baa3	45	6.25%, 2/15/13	48,635
Baa3	45	8.00%, 10/1/19	54,915
		Energy East Corp., Notes,
Baa2	125	6.75%, 9/15/33	140,087
		FirstEnergy Corp., Notes,
Baa3	155	7.375%, 11/15/31	177,007
		Florida Power & Light Co.,
		First Mtge. Bonds,
Aa3	120	5.95%, 10/1/33	128,576
		Indiana Michigan Power Co.,
		Sr. Notes,
Baa2	90	5.05%, 11/15/14	89,946
		National Rural Utilities
		Cooperative Finance Corp., Notes, M.T.N.,
A2	140	7.25%, 3/1/12	161,589
		NiSource Finance Corp., Gtd. Notes,
Baa3	150	7.625%, 11/15/05	155,464
		Oncor Electric Delivery Co., Sr. Notes,
Baa1	45	7.25%, 1/15/33	53,460
		Debs.,
Baa2	120	7.00%, 9/1/22	136,861
		Pacific Gas & Electric Co.,
		First Mtge. Bonds,
Baa2	380	6.05%, 3/1/34	394,674
		PacifiCorp, First Mtge. Bonds,
A3	60	5.45%, 9/15/13	62,798
		Pepco Holdings, Inc., Notes,
Baa2	110	5.50%, 8/15/07	114,391
		PPL Electric Utilities Corp., Sr. Bonds,
Baa1	400	6.25%, 8/15/09	434,780
		Progress Energy, Inc., Sr.
		Notes,
Baa2	280	6.75%, 3/1/06	290,544
		Southern California Edison Co.,
		1st. Mtge.,
A3	100	4.65%, 4/1/15	98,102
A3	50	5.75%, 4/1/35	51,274
A3	275	8.00%, 2/15/07	299,470
		TXU Corp., Notes, 144A,
Ba1	300	6.50%, 11/15/24	300,501
		Westar Energy, Inc., 1st. Mtge.,
Ba1	110	6.00%, 7/1/14	118,256
		Xcel Energy, Inc.,
		Sr. Notes,
Baa1	120	3.40%, 7/1/08	117,650
Baa1	35	7.00%, 12/1/10	39,453

			4,382,943

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value
Energy - Integrated 0.1%
			Conoco, Inc., Sr. Notes,
A3	135		6.95%, 4/15/29	159,415
			ConocoPhillips, Notes,
A3	500		8.75%, 5/25/10	610,187
			Marathon Oil Corp., Notes,
Baa1	155		6.125%, 3/15/12	168,893
			Suncor Energy, Inc. (Canada), Notes,
A3	90		5.95%, 12/1/34	94,352

				1,032,847

Energy - Other 0.5%
			BJ Services Co., Ser. B, Notes,
Baa2	700		7.00%, 2/1/06	723,092
			Chesapeake Energy Corp., Gtd.
			Notes,
Ba3	0	(i)	8.125%, 4/1/11	463
			Devon Energy Corp., Sr. Notes,
Baa2	480		2.75%, 8/1/06	474,375
			Devon Financing Corp., Notes,
Baa2	40		6.875%, 9/30/11	45,302
			Halliburton Co., Notes,
Baa2	30		5.50%, 10/15/10	31,598
			Kerr-McGee Corp.,
			Gtd. Notes,
Baa3	260		5.875%, 9/15/06	269,748
Baa3	60		6.875%, 9/15/11	67,565
Baa3	80		6.95%, 7/1/24	88,467
			Occidental Petroleum Corp.,
			Sr. Notes,
Baa1	340		6.75%, 1/15/12(f)	385,958
			Parker & Parsley Petroleum
			Co., Sr. Notes,
Baa3	500		8.875%, 4/15/05	507,688
			Pioneer Natural Resource Co.,
			Sr. Notes,
Baa3	70		5.875%, 7/15/16	73,130
			Precision Drilling Corp.
			(Canada), Notes,
Baa2	80		5.625%, 6/1/14	83,303
			Transocean, Inc. (Cayman
			Islands), Notes,
Baa2	25		7.50%, 4/15/31	30,772
			Union Oil Co. of California,
			Gtd. Notes,
Baa2	130		7.35%, 6/15/09	146,789
			Valero Energy Corp.,
			Notes,
Baa3	65		6.875%, 4/15/12	73,726
Baa3	125		7.50%, 4/15/32	150,773

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Woodside Financial Ltd.
		(Australia), Gtd. Notes, 144A,
Baa1	280	5.00%, 11/15/13	283,205

			3,435,954

Engines
		EnCana Corp. (Canada), Bonds,
Baa2	165	6.50%, 8/15/34	181,137

Foods 0.7%
		Albertson’s, Inc., Debs.,
Baa2	145	8.00%, 5/1/31	181,079
		Anheuser-Busch Cos., Inc., Sr.
		Notes,
A1	305	6.00%, 4/15/11	332,702
		Archer-Daniels-Midland Co.,
		Debs.,
A2	60	8.125%, 6/1/12	73,980
		Bunge Ltd. Finance Corp.,
		Notes,
Baa3	185	5.875%, 5/15/13	196,392
		Cadbury Schweppes US Finance,
		Notes, 144A,
Baa2	160	3.875%, 10/1/08	159,439
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/4/09	369,503
		ConAgra Foods, Inc., Notes,
Baa1	130	7.875%, 9/15/10	152,717
		Kellogg Co., Notes,
Baa1	375	6.60%, 4/1/11	420,084
		Kraft Foods, Inc.,
		Notes,
A3	510	4.625%, 11/1/06	520,515
A3	50	5.25%, 6/1/07	51,794
A3	495	5.625%, 11/1/11	524,176
		Miller Brewing Co., Notes,
		144A,
Baa1	130	5.50%, 8/15/13	135,882
		Safeway, Inc.,
		Notes,
Baa2	280	2.50%, 11/1/05	278,417
Baa2	220	4.95%, 8/16/10	223,951
		Tate & Lyle International
		Finance plc, Notes, 144A,
Baa2	410	5.00%, 11/15/14	405,983
		The Kroger Co.,
		Gtd. Notes,
Baa2	435	6.80%, 4/1/11	490,231
Baa2	250	7.80%, 8/15/07	274,172
		Tyson Foods, Inc.,
		Notes,
Baa3	75	7.25%, 10/1/06	79,516
Baa3	20	8.25%, 10/1/11	23,749
		Notes, M.T.N.,
Baa3	80	6.625%, 10/17/05	81,875
		Yuml Brands, Inc., Sr. Notes,
Baa3	70	8.875%, 4/15/11	86,486

			5,062,643

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Gaming
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	150	5.50%, 7/1/10	155,269
		Sr. Notes,
Baa3	55	7.125%, 6/1/07	58,917

			214,186

Health Care & Pharmaceuticals 0.3%
		Bristol-Myers Squibb Co., Notes,
A1	110	5.75%, 10/1/11	117,808
		Glaxosmithkline Capital, Inc., Gtd. Notes,
Aa2	50	4.375%, 4/15/14	48,713
		HCA, Inc., Sr. Notes,
Ba2	185	7.875%, 2/1/11	203,778
		Hospira, Inc., Notes,
Baa3	150	5.90%, 6/15/14	157,636
		Merck & Co., Inc., Debs.,
Aa2	30	5.95%, 12/1/28	31,050
		Pharmacia Corp.,
Aaa	435	6.75%, 12/15/27	505,997
		WellPoint, Inc., Bonds, 144A,
Baa1	155	5.95%, 12/15/34	156,509
		Notes,
Baa1	310	3.50%, 9/1/07	308,281
		Notes, 144A,
Baa1	170	5.00%, 12/15/14	169,465
		Wyeth, Notes,
Baa1	95	6.45%, 2/1/24	101,041

			1,800,278

Insurance 0.2%
		Allstate Corp., Sr. Notes,
A1	200	7.20%, 12/1/09	226,656
		Aon Corp., Notes,
Baa2	130	8.65%, 5/15/05	132,506
		Axa (France), Sub. Notes,
A3	35	8.60%, 12/15/30	45,966
		Everest Reinsurance Holdings, Notes,
A3	120	5.40%, 10/15/14	120,328
		Marsh & McLennan Cos., Inc., Notes,
Baa2	40	5.375%, 7/15/14	39,083

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/1/11	76,074
A2	145	6.375%, 6/15/34	155,760
		Phoenix Life Insurance Co., Notes, 144A,
Baa2	90	7.15%, 12/15/34	89,774
		The Hartford Financial Services Group, Inc., Sr. Notes,
A3	105	4.75%, 3/1/14	102,312
		W.R. Berkley Corp., Sr. Notes,
Baa2	90	6.15%, 8/15/19	90,461
		Xl Capital Ltd., Sr. Notes,
A2	15	5.25%, 9/15/14	15,032

			1,093,952

Lodging 0.2%
		Carnival Corp. (Panama), Gtd. Notes,
A3	440	3.75%, 11/15/07	440,518
		Carnival PLC (United Kingdom), Notes,
A3	50	7.30%, 6/1/07	53,929
		Hilton Hotels Corp., Notes,
Baa3	150	7.625%, 12/1/12	175,414
		Host Marriott LP, Sr. Notes,
		144A,
Ba3	225	7.00%, 8/15/12	237,938
		La Quinta Inns, Inc., Sr. Notes,
Ba3	350	7.40%, 9/15/05	356,125

			1,263,924

Media & Entertainment 0.3%
		AMFM, Inc., Notes,
Baa3	115	8.00%, 11/1/08	129,120
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes,
Baa2	130	7.30%, 10/15/06	138,100
		Clear Channel Communications, Inc.,
		Sr. Notes,
Baa3	185	4.40%, 5/15/11	179,623
Baa3	90	7.65%, 9/15/10	102,404
		Disney (Walt) Co., Notes,
Baa1	50	5.375%, 6/1/07	51,975
		Sr. Notes,
Baa1	205	6.75%, 3/30/06	213,593

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Historic TW, Inc., Debs.,
Baa1	160	7.25%, 10/15/17	186,290
		News America, Inc.,
Baa3	125	7.625%, 11/30/28	148,435
		Notes, 144A,
Baa3	430	5.30%, 12/15/14(f)	435,074
		Time Warner, Inc., Gtd. Notes,
Baa1	220	7.70%, 5/1/32	269,086
		Viacom, Inc., Sr. Debs.,
A3	75	7.875%, 7/30/30	96,327

			1,950,027

Metals
		Alcan, Inc. (Canada), Notes,
Baa1	180	6.125%, 12/15/33	190,510
		Notes,
Baa1	80	5.20%, 1/15/14	82,084

			272,594

Non Captive Finance 0.3%
		Capital One Bank,
		Sr. Notes,
Baa2	295	6.875%, 2/1/06	306,027
		Sub. Notes,
Baa3	5	6.50%, 6/13/13	5,464
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	204,130
		General Electric Capital Corp.,
		Notes,
Aaa	330	6.125%, 2/22/11	361,478
Aaa	500	6.75%, 3/15/32	585,225
		Notes, M.T.N.,
Aaa	35	4.75%, 9/15/14	34,887
Aaa	160	5.875%, 2/15/12	173,123
		Household Finance Corp., Notes,
A1	130	4.75%, 5/15/09	133,305
A1	15	6.375%, 11/27/12	16,573
A1	280	7.00%, 5/15/12	319,754
		HSBC Finance Corp., Notes,
A1	85	6.75%, 5/15/11	95,389
		International Lease Finance Corp., Notes,
A1	120	3.50%, 4/1/09	116,847

			2,352,202

Non-Corporate 0.4%
		Hydro Quebec (Canada),
A1	95	7.50%, 4/1/16	117,192
		Pemex Project Funding Master Trust, Gtd. Notes,

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Baa1	350	7.875%, 2/1/09	393,225
		Gtd. Notes,
Baa1	275	8.50%, 2/15/08	310,062
		Petroleos Mexicanos (Mexico), Gtd. Notes,
Baa1	450	9.50%, 9/15/27	567,000
		Province of Quebec (Canada), Debs.,
A1	390	5.75%, 2/15/09	417,802
		Republic of Italy (Italy), Notes,
AA-(d)	160	5.375%, 6/15/33	160,018
Aa2	75	6.00%, 2/22/11	82,111
		Republic of South Africa (South Africa), Notes,
Baa2	100	6.50%, 6/2/14	109,500
		United Mexican States (Mexico), Notes,
Baa2	320	7.50%, 1/14/12	362,880

			2,519,790

Packaging 0.1%
		Pactiv Corp., Notes,
Baa2	1,000	7.20%, 12/15/05	1,033,447

Paper 0.1%
		Georgia-Pacific Corp., Notes,
Ba3	100	8.875%, 5/15/31	125,000
		International Paper Co., Notes,
Baa2	95	5.25%, 4/1/16(f)	94,832
Baa2	180	5.50%, 1/15/14	185,942
		MeadWestvaco Corp., Gtd. Notes,
Baa2	20	6.80%, 11/15/32	21,863
		Notes,
Baa2	200	2.75%, 12/1/05	199,360
		Weyerhaeuser Co., Notes,
Baa2	39	5.50%, 3/15/05	39,180

			666,177

Pipelines & Other 0.1%
		Atmos Energy Corp., Notes,
Baa3	255	4.00%, 10/15/09	252,072
		Duke Energy Field Services LLC, Notes,
Baa2	200	7.50%, 8/16/05	205,284
		Enterprise Products Operating LP, Gtd. Notes, Sr. B,
Baa3	150	6.375%, 2/1/13	160,774
		Sr. Notes,
Baa3	150	4.00%, 10/15/07	149,634
		Magellan Midstream Partners, L.P., Unsub. Notes,
Ba1	120	5.65%, 10/15/16	121,326

			889,090

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value
Railroads 0.1%
			Norfolk Southern Corp., Notes,
Baa1	100		7.80%, 5/15/27	125,254
			Union Pacific Corp., Notes,
Baa2	275		6.625%, 2/1/08	298,772

				424,026

Real Estate Investment Trusts 0.3%
			EOP Operating L.P., Sr. Notes,
Baa2	350		6.75%, 2/15/08	378,257
			ERP Operating L.P., Notes,
Baa1	830		6.63%, 4/13/05(g)	838,440
			Simon Property Group, L.P., Gtd. Notes,
Baa2	380		6.875%, 11/15/06	402,418
			Notes,
Baa2	250		7.375%, 1/20/06	259,699

				1,878,814

Retailers 0.1%
			CVS Corp., Notes,
A3	130		4.875%, 9/15/14	130,041
			May Department Stores Co., Gtd. Notes,
Baa2	85		8.50%, 6/1/19	104,577
			Target Corp., Notes,
A2	220		5.95%, 5/15/06	228,216
A2	140		7.50%, 8/15/10	163,677
			Wal-Mart Stores, Inc., Sr. Notes,
Aa2	60		6.875%, 8/10/09	67,373

				693,884

Technology 0.3%
			Computer Associates International, Inc., Sr. Notes (cost $116,078; purchased 5/29/03),
Ba1	115	(j)	6.375%, 4/15/05	116,054
			Sr. Notes, 144A,
Ba1	225		4.75%, 12/1/09	226,646
			Computer Sciences Corp., Notes,
A3	60		6.75%, 6/15/06	62,823
			Equifax, Inc., Notes,

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value
Baa1	165		4.95%, 11/1/07	170,659
			First Data Corp., Notes,
A1	375		4.85%, 10/1/14	376,483
			Hewlett-Packard Co., Notes,
A3	50		7.15%, 6/15/05	50,952
			International Business Machines Corp., Debs.,
A1	185		5.875%, 11/29/32(f)	195,646
			Jabil Circuit, Inc., Sr. Notes,
Baa3	150		5.875%, 7/15/10(f)	157,893
			Motorola, Inc., Notes,
Baa3	190		4.608%, 11/16/07	193,750
Baa3	145		7.625%, 11/15/10	168,195
			SunGard Data Systems, Inc., Bonds,
Baa2	70		4.875%, 1/15/14	68,033
			Notes,
Baa2	140		3.75%, 1/15/09	135,972

				1,923,106

Telecommunications 1.0%
			AT&T Wireless Services, Inc., Notes,
Baa2	120		8.125%, 5/1/12	145,061
			Sr. Notes,
Baa2	335		7.35%, 3/1/06	350,457
Baa2	110		8.75%, 3/1/31	148,314
			BellSouth Corp., Bonds,
A2	260		5.20%, 9/15/14	264,998
A2	135		6.55%, 6/15/34	147,102
			Notes,
A2	300		4.20%, 9/15/09	300,783
			British Telecom PLC (United Kingdom), Notes,
Baa1	220		7.00%, 5/23/07	235,730
Baa1	270		8.875%, 12/15/30(g)	361,536
			CenturyTel, Inc., Sr. Notes,
Baa2	25		7.875%, 8/15/12	29,420
			Citizens Communications Co., Debs. (cost $232,271; purchased 3/23/04),
Ba3	220	(j)	7.60%, 6/1/06	232,650
			Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa1	80		8.75%, 6/15/30(g)	105,637
			Gtd. Notes,
Baa1	140		9.25%, 6/1/32	199,232
			Koninklijke (Royal) NV (Netherlands), Notes,

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Baa1	355	8.00%, 10/1/10 Pacific Bell, Notes,	419,020
A2	80	7.25%, 11/1/27	86,808
		SBC Communications, Inc.,
		Bonds,
A2	70	6.45%, 6/15/34	74,995
		Notes,
A2	220	4.125%, 9/15/09	219,598
A2	135	5.10%, 9/15/14	136,255
A2	105	6.15%, 9/15/34	108,138
		Sprint Capital Corp., Gtd. Notes,	119,908
Baa3	90	8.75%, 3/15/32
		Notes,
Baa3	440	6.90%, 5/1/19	492,223
		Telecom Italia Capital (Luxembourg),
		Gtd. Notes,
Baa2	145	5.25%, 11/15/13	146,556
		Gtd. Notes, 144A,
Baa2	440	4.95%, 9/30/14	431,085
Baa2	430	6.00%, 9/30/34	420,392
		Telecomunicaciones de Puerto
		Rico, Inc. (Luxembourg), Sr. Notes,
Baa1	800	6.65%, 5/15/06	829,659
Baa1	420	6.80%, 5/15/09	447,114
		Telefonica Europe BV
		(Netherland), Gtd. Notes,
A3	230	7.75%, 9/15/10	269,719
		Telus Corp., Notes (Canada),
Baa3	250	8.00%, 6/1/11	296,270
		Verizon Global Funding Corp.,
		Notes,
A2	85	7.75%, 12/1/30	105,683
		Verizon New York, Inc., Debs.,
Baa2	170	7.375%, 4/1/32(f)	195,000
		Vodafone Group PLC,
		Notes (United Kingdom),
A2	15	5.375%, 1/30/15	15,588
A2	200	7.75%, 2/15/10	232,092

			7,567,023

Tobacco
		Altria Group, Inc.,
		Notes,
Baa2	80	7.00%, 7/15/05	81,239
Baa2	120	7.65%, 7/1/08	131,992

			213,231

		Total Corporate Bonds	60,881,873

COMMERCIAL MORTGAGE BACKED SECURITIES 1.7%
		Federal Home Loan Mortgage Corp.,
	532	5.00%, 7/1/18	541,059
	219	5.00%, 4/1/34	217,622
	266	5.00%, 5/1/34	264,313

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	408,859
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38(g)	551,476
		Commercial Mortgage Asset
		Trust, Ser. 1999-C2, Class A1
Aaa	125	7.285%, 11/17/32(g)	134,059
		Commercial Mortgage
		Pass-Through Certificate, Series 2004 __
		Class X2, 144A,
Aaa	2,884	1.117%, 3/10/39(g)	122,962
		Credit Suisse First Boston
		Mortgage Securities Corp.,
		Ser. 2004-C3, Class A4,
Aaa	850	4.835%, 7/15/36	863,368
		Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	297,271
		DLJ Commercial Mortgage Corp.,
		Ser. 2000-CF1, Class A1B,
AAA(d)	600	7.62%, 6/10/33	687,834
		GE Capital Commerical Mortgage
		Corp.,
		Ser. 2004-C1, Class A3,
Aaa	1,115	4.596%, 11/10/38	1,103,206
		Ser. 2004-C2, Class X2,
Aaa	5,170	0.704%, 3/10/40(g)	151,971
		Greenwich Capital Commerical
		Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/5/35	1,254,448
		Ser. 2003-C2, Class A3,
Aaa	1,360	4.533%, 1/5/36	1,369,613
		KeyCorp, Series 2000 - CL Class AL
Aaa	1,675	7.727%, 5/17/32	1,918,493
		LB-UBS Commercial Mortgage
		Trust,
		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29(g)	810,622
		Ser. 2004-C8, Class A6,
Aaa	850	4.799%, 12/15/29(g)	849,656
		Merrill Lynch Mortgage Trust,
		Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	399,951
		Wachovia Bank Commercial
		Mortgage Trust, Ser. 2003-C3, Class AL
AAA(d)	1,100	4.867%, 2/15/35(g)	1,113,544
		Total Commercial Mortgage Backed Securities	13,060,327

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
		Countrywide Alternative Loan
		Trust, Ser. 2004-18C, Class Series 2004 18C
		3A1,
Aaa	577	5.25%, 9/25/19	577,442
		Federal National Mortgage
		Assoc., PAC-1, Series 1993-55 Class K
	522	6.50%, 5/25/08	539,305
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A1,
Aaa	912	5.00%, 4/25/19	924,145
		Structured Adjustable Rate
		Mortgage Loan, Ser. 2004-1,
		Class 4A3,
Aaa	695	4.17%, 2/25/34(g)	697,795
		Washington Mutual, Inc., Ser.
		2002-AR4, Class A7,
Aaa	150	5.502%, 4/26/32(g)	149,961

		Total Collateralized Mortgage Obligations	2,888,648

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES 8.0%
		Federal Home Loan Mortgage Corp.,
	885	6.00%, 1/1/34	914,907
	1,500	6.00%, TBA(c)	1,549,218
	1,461	4.50%, 11/1/18 - 7/1/19	1,457,444
	3,532	5.00%, 7/1/18 - 5/1/34	3,568,524
	2,410	5.50%, 5/1/34 - 7/1/34	2,450,007
	1,492	7.00%, 10/1/31 - 11/1/33	1,581,079
		Federal National Mortgage Assoc.,
	481	4.00%, 5/1/19	469,453
	4,000	5.00%, TBA(c)	3,991,250
	4,500	5.50%, TBA(c)	4,603,750
	5,400	6.00%, TBA(c)	5,602,875
	1,500	6.50%, TBA(c)	1,572,657
	314	7.50%, 12/1/07	323,127
	50	8.00%, 12/1/23	54,574
	37	8.50%, 2/1/28	41,060
	3,632	4.50%, 2/1/19 - 3/1/34	3,587,544
	6,958	5.00%, 10/1/18 - 4/1/34	6,940,253
	9,588	5.50%, 12/1/16 - 2/1/34	9,744,864
	3,881	6.00%, 9/1/17 - 2/1/34	4,024,241
	2,483	6.50%, 5/1/13 - 1/1/34	2,617,692
		Government National Mortgage Assoc.,
	246	7.00%, 6/15/24	263,401
	1,398	5.50%, 12/15/33 - 9/15/34	1,428,945

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
1,695	6.50%, 9/15/23 - 8/15/32	1,793,225
53	7.50%, 4/15/29 - 5/15/31	56,754
292	8.00%, 8/15/22 - 6/15/25	319,670

	Total U.S. Government
	Mortgage Backed Securities	58,956,514

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.7%
	Federal Farm Credit Banks,
	Bonds,
280	3.00%, 12/17/07	277,183
	Federal Home Loan Banks,
775	4.50%, 5/13/11	788,340
	Federal Home Loan Mortgage Corp.,
3110	5.75%, 1/15/12	3,388,090
	Federal National Mortgage Assoc.,
905	3.25%, 8/15/08	893,072
1,305	5.25%, 8/1/12	1,354,107
1,500	5.50%, 7/18/12	1,518,081
	Notes,
2,945	7.125%, 6/15/10	3,385,048

	Total U.S. Government Agency Obligations	11,603,921

U.S. GOVERNMENT SECURITIES 1.8%
	United States Treasury Bonds,
546	5.375%, 2/15/31(f)	590,405
918	6.00%, 2/15/26(f)	1,051,576
1,365	8.125%, 8/15/19	1,863,119
1,875	8.875%, 2/15/19(f)	2,697,437
779	9.00%, 11/15/18(f)	1,128,364
555	9.125%, 5/15/18	807,221
	United States Treasury Notes,
2,975	2.50%, 10/31/06(f)	2,947,226
230	2.75%, 8/15/07(f)	227,475
1,025	3.125%, 5/15/07(f)	1,024,479
293	3.25%, 1/15/09	290,459
180	4.375%, 5/15/07	184,999
	United States Treasury Strips,
	Zero Coupon,
1,833	5/15/25(f)	648,156

	Total U.S. Government Securities	13,460,916

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
MUNICIPAL BOND 0.1%
		Illinois St., Taxable Pension,
		G.O.,
Aa3	975	5.10%, 6/1/33	941,353

		Total Long-Term Investments (cost $622,380,356)	709,935,514

SHORT-TERM INVESTMENTS 20.3%
U.S. GOVERNMENT SECURITY 0.2%
		United States Treasury Bills,
	1,500	3/17/05(b)	1,493,235

	Shares
MUTUAL FUND 20.1%
	147,712,278	Dryden Core Investment
		Fund-Taxable Money Market
		Series (e),
		(cost $147,712,278)	147,712,278

		Total Short-Term Investments (cost $149,205,513)	149,205,513

		Total Investments — 116.8% (cost $771,585,869)(1)	859,141,027
		Variation Margin on open Futures Contracts, Net(k)	(14,266)
		Liabilities in excess of other assets — ( 16.8%)	(123,476,451)

		NET ASSETS — 100.0%	$735,650,310

144A- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

GO—General Obligation.

LLC—Limited Liability Company.

M.T.N.—Medium Term Notes.

NA—National Association.

PAC—Planned Amortization Class.

(a)	Non-income producing security.

(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.

(c)	Partial principal amount of $16,900,000 represents a to-be-announced (“TBA”) mortgage dollar roll.

(d)	Standard & Poor’s Rating.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Portion of securities on loan with an aggregate market value of $101,163,205; cash collateral of $105,141,368 was received with which the portfolio purchased securities.

(g)	Variable rate instrument.

(h)	Fair valued security.

(i)	Par Value is actual and is not rounded to (000).

(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,503,324. The aggregate value, $1,505,566 represents .205% of net assets.

(k)	Open futures contracts as of December 31, 2004 were as follows:

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2004	Appreciation/ (Depreciation)
	Long Positions:
20	Eurodollar Futures	Sep 05	$4,827,308	$4,830,500	$3,192
39	S&P 500 Index	Mar 05	11,516,700	11,833,575	316,875
87	U.S. Treasury 5yr Note	Mar 05	9,521,063	9,529,219	8,156
16	U.S. Treasury 5yr Note	Mar 05	1,749,854	1,752,500	2,646
	Short Positions:
31	U.S. Treasury 10yr Not	Mar 05	3,461,167	3,470,063	(8,895)
12	U.S. Treasury Bond	Mar 05	1,348,133	1,350,000	(1,867)
25	U.S. Treasury 2yr Note	Mar 05	5,246,608	5,239,844	6,764

					$326,871

(1)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2004 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$777,751,883	$92,699,554	$11,458,754	$81,240,800

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before a fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.